UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoSphere Capital Management LLC
Address: 733 Third Avenue
         19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sing Wu Inman
Title:     CFO
Phone:     212-616-1130

Signature, Place, and Date of Signing:

  /s/ Sing Wu Inman     New York, NY     August 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $149,809 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP               COM              001547108     1856   316171 SH       SOLE                   316171        0        0
ANADARKO PETE CORP             COM              032511107     3310    50000 SH       SOLE                    50000        0        0
BHP BILLITON PLC               SPONSORED ADR    05545E209     5425    94853 SH       SOLE                    94853        0        0
BUNGE LIMITED                  COM              G16962105     1569    25000 SH       SOLE                    25000        0        0
CABOT OIL & GAS CORP           COM              127097103     3940   100000 SH       SOLE                   100000        0        0
CAMECO CORP                    COM              13321L108     4163   189664 SH       SOLE                   189664        0        0
CHENIERE ENERGY INC            COM NEW          16411R208     1474   100000 SH       SOLE                   100000        0        0
CLOUD PEAK ENERGY INC          COM              18911Q102     1657    98000 SH       SOLE                    98000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     1200    20000 SH       SOLE                    20000        0        0
DOW CHEM CO                    COM              260543103     3150   100000 SH       SOLE                   100000        0        0
DRIL-QUIP INC                  COM              262037104     1640    25000 SH       SOLE                    25000        0        0
EOG RES INC                    COM              26875P101     2703    30000 SH       SOLE                    30000        0        0
EQT CORP                       COM              26884L109     2682    50000 SH       SOLE                    50000        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100     5140   136340 SH       SOLE                   136340        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     1476   125000 SH       SOLE                   125000        0        0
INTEROIL CORP                  COM              460951106     6970   100000 SH       SOLE                   100000        0        0
ISHARES TR                     RUSSELL 2000     464287655    31824   400000 SH  PUT  SOLE                   400000        0        0
MARATHON PETE CORP             COM              56585A102     2695    60000 SH       SOLE                    60000        0        0
MCDERMOTT INTL INC             COM              580037109     2974   267000 SH       SOLE                   267000        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106     4831    60000 SH       SOLE                    60000        0        0
MONSANTO CO NEW                COM              61166W101     2207    26667 SH       SOLE                    26667        0        0
MOSAIC CO NEW                  COM              61945C103     3890    71030 SH       SOLE                    71030        0        0
NRG ENERGY INC                 COM NEW          629377508     2315   133334 SH       SOLE                   133334        0        0
PETROLOGISTICS LP              UNIT LTD PTH INT 71672U101      542    50381 SH       SOLE                    50381        0        0
RENTECH NITROGEN PARTNERS L    COM UNIT         760113100      348    12649 SH       SOLE                    12649        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704    10702   300000 SH  PUT  SOLE                   300000        0        0
SM ENERGY CO                   COM              78454L100     2456    50000 SH       SOLE                    50000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     6208    40000 SH  CALL SOLE                    40000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    10208    75000 SH  PUT  SOLE                    75000        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714     5909   100000 SH  PUT  SOLE                   100000        0        0
SUNCOKE ENERGY INC             COM              86722A103     5853   399500 SH       SOLE                   399500        0        0
TEREX CORP NEW                 COM              880779103     1862   104425 SH       SOLE                   104425        0        0
TESORO CORP                    COM              881609101     4368   175000 SH       SOLE                   175000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     2262  1508155 SH       SOLE                  1508155        0        0